4. SIGNIFICANT ACCOUNTING POLICIES: d) Property, plant and equipment: Schedule of Depreciation (Details)	12 Months Ended
Dec. 31, 2020
Building and Improvements
Depreciation method, property, plant and equipment	Straight-line
Building and Improvements | Bottom of range
Property, Plant and Equipment, Useful Life	10 years
Building and Improvements | Top of range
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment
Depreciation method, property, plant and equipment	Straight-line
Machinery and Equipment | Bottom of range
Property, Plant and Equipment, Useful Life	4 years
Machinery and Equipment | Top of range
Property, Plant and Equipment, Useful Life	20 years
Right of use assets
Property, Plant and Equipment, Useful Life	2 years
Depreciation method, property, plant and equipment	Straight-line